Transactions with related parties - Cardiff Marine Inc (Details)	8 Months Ended		28 Months Ended		12 Months Ended
	Aug. 31, 2010 Cardiff Marine [Member] USD ($)	Aug. 31, 2010 Cardiff Marine [Member] EUR (€)	Dec. 31, 2012 Cardiff Marine [Member] USD ($)	Dec. 31, 2012 Cardiff Marine [Member] EUR (€)	Dec. 31, 2013 Global Services Agreement with Cardiff [Member]	Dec. 31, 2012 Global Services Agreement with Cardiff [Member]	Dec. 31, 2012 Drillship Management Agreement With Cardiff [Member] USD ($)
Management Fee Per Month Per Drillship							$ 40
Chartering Commission	1.25%	1.25%	1.25%	1.25%			1.25%
Commission On Loan Financing Or Refinancing	0.20%	0.20%					1.00%
Commission Of Insurance Premiums	5.00%	5.00%					2.00%
Commissions in connection with employment arrangements					1.00%	1.00%
Commissions On Purchase or Sale Price Of Vessels And Rigs	1.00%	1.00%	1.00%	1.00%	0.75%	0.75%	1.00%
Management fixed fee per vessel per day	801	607	1,979	1,500
Professional Services - SOX compliance	140	106
Extra Superintendents Fee	695	527	660	500
Fee for commercial operations and freight collections	120	91
Fees per person per day for claims	208	158
Financial accounting services fee per day per vessel	160	121
Annual management fee adjustment minimum			3.00%	3.00%
Annual management fee adjustment maximum			5.00%	5.00%
Construction supervisory fee			10.00%	10.00%
Financial Reporting Requirements Service Fees	$ 250,000